Offerings	Oct. 10, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	8,068,933
Proposed Maximum Offering Price per Unit | $ / shares	15.4450
Maximum Aggregate Offering Price	$ 124,624,670.19
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,210.67
Offering Note	The shares of common stock of JFB Construction Holdings (the “Registrant”) will be offered for resale by the selling stockholders pursuant to the prospectus contained herein.

This registration statement registers the resale by the selling stockholders of up to an aggregate of 33,590,770 shares of common stock, par value $0.0001 per share, issued by the Registrant pursuant to (a) a Securities Purchase Agreement, dated September 26, 2025, consisting of (i) 4,389,500 shares of Series C Convertible Preferred Stock, par value $0.0001 per share, stated value $10.00 per share (“Series C Preferred Stock”), convertible into 8,068,933 shares of Common Stock at a conversion price of $5.44 per share of Series C Preferred Stock, (ii) 8,068,933 warrants (the “Common A Warrants”) to purchase up to an aggregate of 8,068,933 shares of Common Stock at an exercise price of $5.75 per share, and (iii) 8,068,933 warrants (the “Common B Warrants”) to purchase up to an aggregate of 8,068,933 shares of Common Stock at an exercise price of $6.25 per share; and (b) a Placement Agent Agreement, dated September 26, 2025, consisting of placement agent warrants exercisable for 645,515 shares of common stock.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, based upon the average of the high and low prices for a share of common stock as reported on the Nasdaq Capital Market on October 3, 2025, which date is a date within five business days of the filing of the registration statement for the registration of the securities listed in the table above.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share issuable upon exercise of the Common A Warrant
Amount Registered | shares	8,068,933
Proposed Maximum Offering Price per Unit | $ / shares	15.4450
Maximum Aggregate Offering Price	$ 124,624,670.19
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,210.67
Offering Note	The shares of common stock of JFB Construction Holdings (the “Registrant”) will be offered for resale by the selling stockholders pursuant to the prospectus contained herein.

This registration statement registers the resale by the selling stockholders of up to an aggregate of 33,590,770 shares of common stock, par value $0.0001 per share, issued by the Registrant pursuant to (a) a Securities Purchase Agreement, dated September 26, 2025, consisting of (i) 4,389,500 shares of Series C Convertible Preferred Stock, par value $0.0001 per share, stated value $10.00 per share (“Series C Preferred Stock”), convertible into 8,068,933 shares of Common Stock at a conversion price of $5.44 per share of Series C Preferred Stock, (ii) 8,068,933 warrants (the “Common A Warrants”) to purchase up to an aggregate of 8,068,933 shares of Common Stock at an exercise price of $5.75 per share, and (iii) 8,068,933 warrants (the “Common B Warrants”) to purchase up to an aggregate of 8,068,933 shares of Common Stock at an exercise price of $6.25 per share; and (b) a Placement Agent Agreement, dated September 26, 2025, consisting of placement agent warrants exercisable for 645,515 shares of common stock.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, based upon the average of the high and low prices for a share of common stock as reported on the Nasdaq Capital Market on October 3, 2025, which date is a date within five business days of the filing of the registration statement for the registration of the securities listed in the table above.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share issuable upon exercise of Common B Warrant
Amount Registered | shares	8,068,933
Proposed Maximum Offering Price per Unit | $ / shares	15.4450
Maximum Aggregate Offering Price	$ 124,624,670.19
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,210.67
Offering Note	The shares of common stock of JFB Construction Holdings (the “Registrant”) will be offered for resale by the selling stockholders pursuant to the prospectus contained herein.

This registration statement registers the resale by the selling stockholders of up to an aggregate of 33,590,770 shares of common stock, par value $0.0001 per share, issued by the Registrant pursuant to (a) a Securities Purchase Agreement, dated September 26, 2025, consisting of (i) 4,389,500 shares of Series C Convertible Preferred Stock, par value $0.0001 per share, stated value $10.00 per share (“Series C Preferred Stock”), convertible into 8,068,933 shares of Common Stock at a conversion price of $5.44 per share of Series C Preferred Stock, (ii) 8,068,933 warrants (the “Common A Warrants”) to purchase up to an aggregate of 8,068,933 shares of Common Stock at an exercise price of $5.75 per share, and (iii) 8,068,933 warrants (the “Common B Warrants”) to purchase up to an aggregate of 8,068,933 shares of Common Stock at an exercise price of $6.25 per share; and (b) a Placement Agent Agreement, dated September 26, 2025, consisting of placement agent warrants exercisable for 645,515 shares of common stock.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, based upon the average of the high and low prices for a share of common stock as reported on the Nasdaq Capital Market on October 3, 2025, which date is a date within five business days of the filing of the registration statement for the registration of the securities listed in the table above.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Common Stock, par value $0.0001 per share issuable upon exercise of the Placement Agent Warrants
Amount Registered | shares	645,515
Proposed Maximum Offering Price per Unit | $ / shares	15.4450
Maximum Aggregate Offering Price	$ 9,969,979.18
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,376.85
Offering Note	The shares of common stock of JFB Construction Holdings (the “Registrant”) will be offered for resale by the selling stockholders pursuant to the prospectus contained herein.

This registration statement registers the resale by the selling stockholders of up to an aggregate of 33,590,770 shares of common stock, par value $0.0001 per share, issued by the Registrant pursuant to (a) a Securities Purchase Agreement, dated September 26, 2025, consisting of (i) 4,389,500 shares of Series C Convertible Preferred Stock, par value $0.0001 per share, stated value $10.00 per share (“Series C Preferred Stock”), convertible into 8,068,933 shares of Common Stock at a conversion price of $5.44 per share of Series C Preferred Stock, (ii) 8,068,933 warrants (the “Common A Warrants”) to purchase up to an aggregate of 8,068,933 shares of Common Stock at an exercise price of $5.75 per share, and (iii) 8,068,933 warrants (the “Common B Warrants”) to purchase up to an aggregate of 8,068,933 shares of Common Stock at an exercise price of $6.25 per share; and (b) a Placement Agent Agreement, dated September 26, 2025, consisting of placement agent warrants exercisable for 645,515 shares of common stock.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, based upon the average of the high and low prices for a share of common stock as reported on the Nasdaq Capital Market on October 3, 2025, which date is a date within five business days of the filing of the registration statement for the registration of the securities listed in the table above.